Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

October 1, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment (“PEA”) No. 38 to the Registration Statement on Form N-1A of DWS Disciplined Market Neutral Fund and DWS Select Alternative Allocation Fund (the “Funds”), each a series of DWS Equity Trust (the “Trust”) (Reg. Nos. 333-43815, 811-08599)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on December 1, 2010. No fees are required in connection with this filing.

The principal purposes of the Amendment are to: (i) to comply with the amendments to Form N-1A that require the statutory prospectus of every mutual fund to include a summary section at the front of the prospectus; and (ii) add disclosure regarding the Funds' new subadvisor, QS Investors, LLC. The prospectus includes a description of the Funds’ principal investment strategy and risks pursuant to Item 9 of Form N-1A and summarizes the disclosure contained in response to Item 9 within each summary section pursuant to Item 4 of Form N-1A. The Amendment has been electronically coded to show changes from each Fund’s Prospectus and Statement of Additional Information (“SAI”), filed with the Commission on November 30, 2009 in PEA No. 35.

In addition, DWS has reorganized the SAI disclosure into two components. Part I contains fund-specific disclosure; Part II contains standardized disclosure for all DWS funds. As part of the reorganization of the SAI, DWS undertook to align and update all risk disclosure across all DWS funds, representing in many cases a wholesale restatement of risk disclosure. As part of the initiative, the Board approved a number of changes to non-fundamental investment policies relating to a variety of investment strategies. Investment policy changes are marked and reflected in the Part I.

Please direct any comments relating to the Amendment to the undersigned at 617-295-3681.

Very truly yours,

                    /s/Laura McCollum
Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder